Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

Significant components of the Company’s deferred tax assets as of December 31, 2015 and 2014 are summarized below (in thousands):

	2015	2014

Stock-based compensation	$2,825	$2,489
Research credits	5,401	5,436
Depreciation	(12)	(13)
Net operating loss carryforwards	47,261	43,700
Inventory reserve	203	544
Other	845	492
Total deferred tax assets	56,523	52,648
Valuation allowance	(56,523)	(52,648)
Net deferred tax assets	$—	$—